AUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income/(loss)	$ (2,780,686)	$ (814,075)
Adjustment to reconcile income/(loss) to net cash used in operating activities
Depreciation and amortization	1,361,169	166,284
Provision for doubtful debts/ (written back), net	0	410,712
Accrued interest on convertible notes	125,000	0
Change due to estimate correction	410,817	0
Stock, option, restricted stock unit and warrant expense	1,457,647	141,910
Deferred income taxes, net	(3,488,960)	0
Foreign exchange translation adjustment	(7,426)	0
Changes in assets and liabilities:
Accounts receivable	(3,187,828)	(3,548,324)
Other current assets	(198,428)	(169,549)
Increase (decrease) in:
Accounts payable and accrued expenses	3,604,706	(89,586)
Net cash used in operating activities	(2,703,989)	(3,902,628)
Cash flows from investing activities:
Purchase of intangible and fixed assets	(3,688,996)	(70,782)
Acquisition consideration payable	(2,903,066)	(1,765,549)
Net cash used in investing activities	(6,592,062)	(1,836,331)
Cash flows from financing activities:
Proceeds from loan funds	3,794,522	6,235,935
Non-Controlling Interests net income	3,382	0
Additional stock issued	5,000,000	0
Net cash provided by financing activities	8,797,904	6,235,935
Net increase (decrease) in cash and cash equivalents	(498,147)	496,976
Cash and cash equivalents as at beginning of the year	1,878,034	1,381,058
Cash at the end of the year	1,379,887	1,878,034
SUPPLEMENTAL DISCLOSURES:
Cash paid during the period for Interest	362,792	238,471
Cash paid during the period for Income taxes	$ 0	$ 0